AQR International Multi-Style Fund Expense Example - AQR International Multi-Style Fund	Sep. 30, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	1,973
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	$ 1,531